Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	£ 481,463	£ 459,857
Total financial assets at fair value through profit or loss	240,413	215,925
Asset-backed securities	3	0
Derivative financial instruments	19,727	24,065
Financial liabilities at fair value through profit or loss	27,909	27,611
Derivative financial instruments	16,132	21,676
Level 3 financial assets carried at fair value	296,460	270,680
Level 3 financial liabilities carried at fair value	105,681	100,515
Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	480,703	455,846
Total financial assets at fair value through profit or loss	10,251	9,889
Derivative financial instruments	464	741
Derivative financial instruments	224	422
Favourable changes £m | Discounted cash flows | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	1	1
Unfavourable changes £m | Discounted cash flows | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Gross carrying amount | Level 3 £m | Financial liabilities at fair value, class
Disclosure of detailed information about financial instruments [line items]
Level 3 financial liabilities carried at fair value	241	444
Gross carrying amount | Financial assets at fair value, class | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	10,816	11,003
Gross carrying amount | Discounted cash flows | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	17	22
Gross carrying amount | Option pricing model | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	224	422
Gross carrying amount | Favourable changes £m | Option pricing model | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	15	17
Gross carrying amount | Unfavourable changes £m | Option pricing model | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(13)	(15)
Financial assets at fair value through profit or loss | Favourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	168	245
Debt securities in issue at fair value through profit or loss	36	35
Financial assets at fair value through profit or loss | Favourable changes £m | Market approach
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	101	150
Financial assets at fair value through profit or loss | Favourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	85	80
Unlisted equities, debt securities and property partnerships in the life funds	1	0
Financial assets at fair value through profit or loss | Unfavourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(159)	(231)
Debt securities in issue at fair value through profit or loss	(56)	(55)
Financial assets at fair value through profit or loss | Unfavourable changes £m | Market approach
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	(101)	(150)
Financial assets at fair value through profit or loss | Unfavourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	(87)	(84)
Unlisted equities, debt securities and property partnerships in the life funds	(2)	(7)
Financial assets at fair value through profit or loss | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value through profit or loss	10,251	9,889
Financial assets at fair value through profit or loss | Gross carrying amount | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	6,058	6,022
Debt securities in issue at fair value through profit or loss	860	621
Financial assets at fair value through profit or loss | Gross carrying amount | Market approach
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	2,275	2,267
Financial assets at fair value through profit or loss | Gross carrying amount | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	811	773
Unlisted equities, debt securities and property partnerships in the life funds	247	206
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	217	197
Financial assets at fair value through other comprehensive income | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	50	48
Financial assets at fair value through other comprehensive income | Favourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	3	33
Financial assets at fair value through other comprehensive income | Favourable changes £m | Lead manager or broker quote/consensus pricing
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	2	2
Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	(3)	(33)
Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Lead manager or broker quote/consensus pricing
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	(2)	(2)
Financial assets at fair value through other comprehensive income | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	101	373
Financial assets at fair value through other comprehensive income | Gross carrying amount | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	51	325
Financial assets at fair value through other comprehensive income | Gross carrying amount | Lead manager or broker quote/consensus pricing
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	50	48
Derivative assets £m | Favourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	21	21
Derivative assets £m | Favourable changes £m | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	4	4
Derivative assets £m | Unfavourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(21)	(21)
Derivative assets £m | Unfavourable changes £m | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(4)	(6)
Derivative assets £m | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	464	741
Derivative assets £m | Gross carrying amount | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	262	347
Derivative assets £m | Gross carrying amount | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	£ 202	£ 394
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.16)	(0.0131)
Interest rate spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.16	0.0241
Credit spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.27)	(0.17)
Credit spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.27	0.17
Earnings multiple | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets, multiple	0.10	15.0
Earnings multiple | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets, multiple	(0.10)	3.5
Interest rate volatility | Maximum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(1.95)	(1.83)
Interest rate volatility | Minimum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.12)	(0.11)
Interest rate volatility | Derivative assets £m | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(1.95)	(1.83)
Interest rate volatility | Derivative assets £m | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.12)	(0.11)
Uncertainty of recovery rates | Derivative assets £m | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.08)	(0.08)
Uncertainty of recovery rates | Derivative assets £m | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08